Summary of Significant Accounting Policies - Summary Of Basic And Diluted Net Income (Loss) Per Common Share (Details) - USD ($)	1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Allocation of net loss, as adjusted		$ (31,298,000)	$ (28,201,000)	$ (24,393,000)	$ (19,465,000)	$ (11,529,000)	$ (18,381,000)	$ (83,892,000)	$ (49,375,000)	$ (97,023,000)	$ (9,334,000)
Thimble Point Acquisition Corp.
Numerator:
Allocation of net loss, as adjusted	$ (2,177)	5,832,363	$ (9,264,233)	$ 1,915,204				(1,516,666)
Class A Common Stock | Thimble Point Acquisition Corp.
Numerator:
Allocation of net loss, as adjusted		$ 4,665,890						$ (1,183,075)
Denominator:
Basic and diluted weighted average shares outstanding		27,600,000						24,061,538
Basic and diluted income (loss) per share		$ 0.17						$ (0.05)
Common Class B [Member] | Thimble Point Acquisition Corp.
Numerator:
Allocation of net loss, as adjusted		$ 1,166,473						$ (333,591)
Denominator:
Basic and diluted weighted average shares outstanding		6,900,000						6,784,615
Basic and diluted income (loss) per share		$ 0.17						$ (0.05)